1.  Name and address of issuer

	Active Assets Money Trust

2.  The name of each series or class of
 securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-03159

3b.  Securities Act File Number:

	2-71560

4a.  Last day of fiscal year for which
 this Form is filed:

	June 30, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late,
 interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
 time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
 securities sold during the fiscal year
 pursuant to section 24(f):	28,691,526,157

	(ii)  Aggregate price of securities
 redeemed or repurchased during the fiscal
 year:	28,834,299,659

	(iii)  Aggregate price of securities
 redeemed or repurchased during any prior
 fiscal year ending no earlier than October 11,
 1995 that were not previously used to reduce
 registration fees payable to the Commission:
	19,702,572,655

	(iv)  Total available redemption
 credits [add items 5(ii) and 5(iii)]:
	(48,536,872,314)

	(v)  Net sales -- if item 5(i)
 is greater than item 5(iv) [subtract item
 5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available
 for use in future years - if item 5(i) is
 less than item 5(iv) [subtract item 5(iv)
 from item 5(i)]:	(19,845,346,157)

	(vii)  Multiplier for determining
 registration fee (See Instruction C.9):
	   .0001364

	(viii)  Registration fee due
 [multiply item 5(v) by item 5(vii)]
 (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
was determined by deducting an amount
 of securities that were registered
under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11,
 1997, then report the amount of securities
 (number of shares or shares or other units)
 deducted here:	.  If there is a number of
 shares or other units that were registered
 pursuant to rule 24e-2 remaining unsold at
 the end of the fiscal year for which this
 form is filed that are available for use
 by the issuer in future fiscal years, then
 state that number here:	.

	If the response to Item 5(i) was
 determined by deducting an amount of
 securities that were registered under
 the Securities Act of 1933 pursuant to
 rule 24e-2 as in effect before October 11,
 1997, then report the amount of securities
 (number of shares or shares or other units)
 deducted here:	.  If there is a number of
 shares or other units that were registered
 pursuant to rule 24e-2 remaining unsold at
 the end of the fiscal year for which this
 form is filed that are available for use
 by the issuer in future fiscal years,
 then state that number here:	.

	0.00

8.  Total of the amount of registration
 fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
 interest payment was sent to the
 Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below
 by the following persons on behalf of the
 issuer and in the capacities and on the
 dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title of the
 signing officer below the